FAIR VALUE (Details 3) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 235,675,844	$ 188,790,669
Purchase	36,044,236	40,412,690
Disposal	(7,476,733)	(50,000,000)	[1]
Transfer out upon gaining control		(10,515,391)
Transfer out due to change of accounting method		(1,165,077)
Changes in fair value	51,557,227	74,942,734
Impairment loss	(1,803,607)	(6,047,689)
Foreign exchange difference	8,780,802	(742,092)
Balance at the end of the period	$ 322,777,769	$ 235,675,844

[1]	In April and August 2015, the Group acquired 30% equity interest in aggregate in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares. In fiscal year 2017, the Group entered into agreements with Changing and its founders to a) Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately after, Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs. b) Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring, which was previously disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details. c) Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017. The above three transactions were discrete and separately accounted for. In fiscal year 2018, the Group acquired minority equity interests in Changing by purchasing its Series D convertible redeemable preferred shares with a total cash consideration of $15,000,000. An increase of change in fair value of the investment in Changing amounted to $1,400,256 and $12,948,000 in fiscal years 2017 and 2018, respectively.